UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 11, 2015 to August 12, 2015

Commission File Number of Issuing entity:	333-191331-08

GS Mortgage Securities Trust 2015-GC30
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company Cantor Commercial Real Estate Lending L.P. Citigroup Global Markets Realty Corp. MC-Five Mile Commercial Mortgage Finance LLC Starwood Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3970768 38-3970769
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street, Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7459
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
C	☐	☐	☑	_______
D	☐	☐	☑	_______
X-D	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On August 12, 2015 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30. The distribution report is attached as an Exhibit to this form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2015-GC30 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 11, 2015 to August 12, 2015.

The Depositor has filed a Form ABS-15G on February 13, 2015. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on August 14, 2015. The CIK number of GSMC is 0001541502.

Cantor Commercial Real Estate Lending L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on February 05, 2015. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 17, 2015. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 10, 2015. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Capital LLC (Starwood), one of the sponsors, has filed a Form ABS-15G on February 13, 2015. The CIK number of Starwood is 0001548405. There is no new activity to report at this time.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings
Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.
Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.
There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.
The Dallas Market Center Mortgage Loan is a significant obligor within the meaning of item 1101(k) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2015-GC30. Based on the borrower's operating statement with an end date of May 31, 2015. Loan 030520761 (Prosupp ID 1) has a Net Operating Income of $10,699,755.00.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30, relating to the August 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: August 25, 2015	/s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC30, relating to the August 12, 2015 distribution.